DERIVATIVE INSTRUMENTS (Details 2) - Derivatives designated as hedging instruments - Cash Flow Hedging Instruments - Forward foreign currency exchange contracts - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effect of derivative instruments
Change in Gains (Losses) Recognized in Accumulated Other Comprehensive Loss on Derivatives Before Tax	$ 52,000	$ (56,000)	$ 130,000
Losses expected to be reclassified from accumulated other comprehensive loss to interest expenses within next 12 months	0
Ineffectiveness related to the company's cash flow hedging instruments	0	0	(8,000)
Other Income, net
Effect of derivative instruments
Gains Recognized in Earnings on Derivatives (Amount Excluded from Effectiveness Testing)	23,000	118,000	100,000
Technology and development
Effect of derivative instruments
(Gains) Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings (Effective Portion)	$ 45,000	$ (23,000)	$ 323,000